SHAREHOLDERS' EQUITY (Schedule of Options Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	2,531,381	2,875,003	2,709,910	3,164,090
Weighted average remaining contractual life of options outstanding	7 years 3 months 4 days
Shares upon exercise of options exercisable as of December 31, 2013	1,440,143	1,364,620	819,869
$23.31-27.58 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	23.31
Exercise Prices, maximum	27.58
Options outstanding	214,819
Weighted average remaining contractual life of options outstanding	6 years 5 months 5 days
Shares upon exercise of options exercisable as of December 31, 2013	143,636
$16.20-17.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	16.20
Exercise Prices, maximum	17.07
Options outstanding	335,241
Weighted average remaining contractual life of options outstanding	6 years 10 months 2 days
Shares upon exercise of options exercisable as of December 31, 2013	209,283
$10.16-15.43 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	10.16
Exercise Prices, maximum	15.43
Options outstanding	1,287,222
Weighted average remaining contractual life of options outstanding	8 years 3 months 14 days
Shares upon exercise of options exercisable as of December 31, 2013	513,493
$5.25-9.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	5.25
Exercise Prices, maximum	9.25
Options outstanding	214,958
Weighted average remaining contractual life of options outstanding	5 years 7 months 2 days
Shares upon exercise of options exercisable as of December 31, 2013	214,958
$0.03-4.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	0.03
Exercise Prices, maximum	4.95
Options outstanding	479,141
Weighted average remaining contractual life of options outstanding	5 years 10 months 24 days
Shares upon exercise of options exercisable as of December 31, 2013	358,773